Deferred tax (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax
Deferred tax liabilities and deferred tax assets, beginning	kr (6,369)	kr (2,097)
Charge to profit or loss	5,639	(4,277)
Foreign exchange difference	547	5
Movement in the period booked to balance sheet	445
Deferred tax liabilities and deferred tax assets, ending	262
Deferred tax assets	194,658	158,421
Deferred tax liabilities	194,395	(164,790)
Total	kr 262	kr (6,369)